Basic and Diluted Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common shareholders	$ 1,672	$ (960)	$ (5,986)	$ (3,897)	$ (5,073)	$ (14,400)
Denominator:
Weighted average common shares outstanding – basic and diluted					163,238,991	63,407,230
Net loss per share attributable to common shareholders – basic and diluted	$ 0	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.23)